SCHEDULE OF RETENTION RECEIVABLES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Retention Receivables Net
Retention receivables – current	$ 2,237	$ 67,549
Less: allowance for expected credit loss	(21)
Retention receivables current net	2,216	67,549
Retention receivables – non-current	221,658	150,589
Less: allowance for expected credit loss	(2,059)
Retention receivables non-current net	$ 219,599	$ 150,589